Short-Term and Long-Term Debt (Details) - Schedule of short-term and long-term debt - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of short-term and long-term debt [Abstract]
Senior Secured Convertible Debenture	$ 500
Debt Discount	(492)
Senior Secured Convertible Debenture, net	8
Paycheck Protection Program loan	1,000	1,900
Paycheck Protection Program loan 2	1,900
IPFS Insurance Premium Note Payable	18
Total debt, net of debt discount	2,926	1,900
Less current portion of long-term debt	(1,018)		500
Total long-term debt, net of current portion	$ 1,908	$ 1,900